ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	March 31,	December 31,
	2025	2024
Trade payable	$175,669	$188,862
Salary payable	423,000	393,000
Accrued interest	133,572	101,769
Other current liabilities	315,303	265,020
	$1,047,544	$948,651

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2024	2023
Trade payable	$188,862	$174,475
Salary payable	393,000	278,000
Accrued interest	101,769	60,669
Other current liabilities	265,020	26,817
	$948,651	$539,961

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2023	2022
Trade payable	$174,475	$48,149
Bank overdraft	-	28
Salary payable	278,000	158,000
Accrued interest	60,669	34,872
Other current liabilities	376,317	142,477
	$889,461	$383,526